Provisions for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Provisions for expected credit losses
Portfolio overlays	$ 700	$ 647
Consumer stress related to rising interest rates, higher inflation, higher unemployment
Provisions for expected credit losses
Portfolio overlays	480	90
Supply chain disruptions and labour shortages [Member]
Provisions for expected credit losses
Portfolio overlays	150	0
Extreme weather events
Provisions for expected credit losses
Portfolio overlays	70	0
COVID-19
Provisions for expected credit losses
Portfolio overlays	0	557
Parent Entity
Provisions for expected credit losses
Portfolio overlays	576	551
Parent Entity | Consumer stress related to rising interest rates, higher inflation, higher unemployment
Provisions for expected credit losses
Portfolio overlays	399	90
Parent Entity | Supply chain disruptions and labour shortages [Member]
Provisions for expected credit losses
Portfolio overlays	123	0
Parent Entity | Extreme weather events
Provisions for expected credit losses
Portfolio overlays	70	0
Parent Entity | COVID-19
Provisions for expected credit losses
Portfolio overlays	$ 0	$ 461